Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (5,850,132)	$ (4,037,916)	$ (25,966,762)	$ (14,021,125)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	19,576	17,319	74,169	56,284
Stock-based compensation expense	157,736	246,039	1,074,957	902,074
Changes in assets and liabilities:
Prepaid expenses and other current assets	677,033	755,973	114,488	1,165,705
Other assets	(882,097)	(976,498)	(986,498)	2,163,276
Accounts payable and accrued expenses	(215,974)	(208,839)	(1,228,013)	(2,687,466)
Total adjustments	166,402	275,044	793,123	(5,009,083)
Net cash used in operating activities	(5,683,730)	(3,762,872)	(25,173,639)	(19,030,208)
Net decrease in cash and cash equivalents	(5,683,730)	(3,762,872)	(21,160,143)	16,188,862
Cash and cash equivalents at beginning of period	6,452,589	27,612,732	27,612,732	11,423,870
Cash and cash equivalents at end of period	$ 768,859	$ 23,849,860	$ 6,452,589	$ 27,612,732